CONDENSED BALANCE SHEETS (Parenthetical) - $ / shares	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Class B Ordinary Shares
Ordinary shares, shares issued		7,187,500	7,187,500
CIK000178115 Alussa Energy Acquisition Corp
Ordinary shares subject to possible redemption	20,403,682	23,470,955	24,391,533
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	2,000,000	2,000,000	2,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
CIK000178115 Alussa Energy Acquisition Corp | Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	200,000,000	200,000,000	200,000,000
Ordinary shares, shares issued	8,346,318	5,279,045	4,358,467
Ordinary shares, shares outstanding	8,346,318	5,279,045	4,358,467
CIK000178115 Alussa Energy Acquisition Corp | Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	20,000,000	20,000,000	20,000,000
Ordinary shares, shares issued	7,187,500	7,187,500	7,187,500
Ordinary shares, shares outstanding	7,187,500	7,187,500	7,187,500